Financial Instruments -Fair values of the group's financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Bonds payable | Financial liabilities measured at amortized cost
Financial Instruments
Financial Liabilities Carrying Amount	$ 35,418	$ 0
Financial Liabilities Fair Value	36,603	0
Derivative liabilities | Financial liabilities fair value through profit or loss
Financial Instruments
Financial Liabilities Carrying Amount		37
Financial Liabilities Fair Value		37
Loan payable | Financial liabilities fair value through profit or loss
Financial Instruments
Financial Liabilities Carrying Amount	4,769	3,981
Financial Liabilities Fair Value	4,769	3,981
Financial assets fair value through profit or loss | Equity securities
Financial Instruments
Financial Assets Carrying Amount	6,761	4,706
Financial Assets Fair Value	6,761	4,706
Financial assets fair value through profit or loss | Derivative assets
Financial Instruments
Financial Assets Carrying Amount		209
Financial Assets Fair Value		209
Financial assets fair value through profit or loss | Debt securities
Financial Instruments
Financial Assets Carrying Amount	2,403	1,068
Financial Assets Fair Value	2,403	1,068
Fair value through other comprehensive income | Debt securities
Financial Instruments
Financial Assets Carrying Amount	8,819	6,328
Financial Assets Fair Value	$ 8,819	$ 6,328